Diversified Balanced Volatility Control Account - Class 2 Shares
Principal Variable Contracts Funds, Inc. Summary Prospectus May 2, 2017
Before you invest, you may want to review the Account's prospectus, which contains more information about the Account and its risks. You can find the Account's prospectus and other information about the Account online at www.principalfunds.com/pvcprospectus. You can also get this information at no cost by calling 1‑800-222-5852 or by sending an email request to prospectus@principalfunds.com.
This Summary Prospectus incorporates by reference the Statutory Prospectus dated May 1, 2017, as revised May 2, 2017 and previously supplemented on May 2, 2017, and the Statement of Additional Information dated May 1, 2017, as revised May 2, 2017 and previously supplemented on May 2, 2017 (which may be obtained in the same manner as the Prospectus).

Objective:	The Account seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, while seeking to control volatility.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 2
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (1)	0.02%
Acquired Fund Fees and Expenses (1)	0.25%
Total Annual Account Operating Expenses	0.64%
Expense Reimbursement (2)	—%
Total Annual Account Operating Expenses after Expense Reimbursement	0.64%

(1) Based on estimated expenses for the current fiscal year.
(2)  Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Account's expenses by paying, if necessary, expenses normally payable by the Account, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.39% for Class 2 shares. It is expected that the expense limit will continue through the period ending April 30, 2018; however, Principal Variable Contracts Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

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Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Diversified Balanced Volatility Control Account - Class 2	$65	$205
Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio); however, the Account does not pay transaction costs when it buys and sells shares of underlying funds. An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. This is a new Account and does not yet have a portfolio turnover rate to disclose.
Principal Investment Strategies
The Account operates as a fund of funds and invests in underlying funds. The assets of the Account are allocated among underlying funds in accordance with the Account's investment objective and based on qualitative and quantitative analyses and the relative market valuations of the underlying funds. The Account typically allocates its assets among the following Funds of Principal Funds Inc. ("PFI") - the International Equity Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds; the following Accounts of Principal Variable Contracts Fund, Inc. ("PVC") - the Bond Market Index and LargeCap S&P 500 Index Accounts; and equity index exchange-traded funds (“ETFs”) of Principal Exchange-Traded Funds and/or other fund complexes (collectively, the “Underlying Funds”). The diversification of the Account is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Account also invests in cash and cash equivalents (as investments and/or to serve as margin or collateral for derivatives positions) and derivative instruments (primarily exchange-traded futures). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
The Account uses a systematic approach to identify volatility signals in the market and determine whether equity market volatility is below or above average. During periods of lower equity market volatility, the Account generally allocates approximately 50% of its assets to the underlying equity index funds and long positions in ETFs and exchange-traded futures to gain broad market capitalization exposure to both U.S. and non-U.S. equity investments and approximately 50% to the Bond Market Index Account for intermediate duration fixed-income exposure. The percentages reflect the extent to which the Account normally invests in the particular market segment represented by the underlying funds, and the asset allocation strategy influences the potential investment risk and reward of the Account.
During periods of higher equity market volatility, the Account implements a volatility control strategy to hedge its equity exposure. Specifically, the Account invests in cash and/or cash equivalents such as high quality short-term money market investments and/or takes short positions in exchange-traded futures.
Without shareholder approval, Principal Global Investors, LLC ("PGI"), the manager for PVC and PFI, may alter the percentage ranges and strategy allocations and/or substitute or remove underlying funds (including investing in other investment companies) when it deems appropriate in order to achieve the Account's investment objective. For example, during periods of higher equity market volatility, the allocations to the underlying equity funds might be reduced.

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Principal Risks
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:
Funds of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of the Underlying Funds. The Account's selection and weighting of asset classes and allocation of investments in Underlying Funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the Underlying Funds, proportionately in accordance with the weightings of such investments, and there is no assurance that the Underlying Funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated Underlying Funds; and the Advisor and its affiliates may earn different fees from different Underlying Funds and may have an incentive to allocate more Account assets to Underlying Funds from which they receive higher fees.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

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Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
Short Sale Risk. A short sale involves the sale by the fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.
Volatility Mitigation Risk.  Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains.  These strategies may not protect the fund from market declines and may reduce the fund's participation in market gains.
Principal Risks due to the Account's Investments in Underlying Funds
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

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Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

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Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style), may underperform other market segments or the equity markets as a whole.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

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Performance
No performance information is shown below because the Account has not yet had a calendar year of performance. The Account's performance is benchmarked against the Bloomberg Barclays U.S. Aggregate Bond Index. Performance information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
Management
Investment Advisor and Portfolio Managers:
Principal Global Investors, LLC

•	James W. Fennessey (since 2017), Portfolio Manager

•	Thomas L. Kruchten (since 2017), Portfolio Manager

•	Mark R. Nebelung (since 2017), Portfolio Manager

•	Jeffrey A. Schwarte (since 2017), Portfolio Manager

•	Randy L. Welch (since 2017), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Account or share class of the Fund over another Account or share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's website for more information.

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